Subsequent Events	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 12. SUBSEQUENT EVENTS.

On March 6, 2012 a dividend of 3, 201,397 shares of Series B Preferred Stock was paid to the Company’s common shareholders of record as of February 21, 2012.

On March 7, 2012 the Company issued 2,322,695 shares of common stock in satisfaction of $32,750 of Convertible Notes Payable.

On March 13, 2012 the Company amended Article 4 of the Company’s Articles of Incorporation to be and read as follows:

“4.           Authorized Shares:

The aggregate number of shares, which the corporation shall have authority to issue, shall consist of 500,000,000 shares of Common Stock having a $.001 par value, and 5,000,000 shares of Preferred Stock having a $.001 par value and 200,000 shares of Non Voting Convertible Preferred Stock having a $1.00 par value.

Non Voting Convertible Preferred Stock shall convert at the option of the holder into shares of the corporation’s common stock at a conversion price equal to seventy percent (70%) of the lowest Closing Price for the five (5) trading days immediately preceding written receipt by the corporation of the holder’s intent to convert.

“CLOSING PRICE" shall mean the closing bid price for the corporation’s common stock on the Principal Market on a Trading Day as reported by Bloomberg Finance L.P.

“PRINCIPAL MARKET" shall mean the principal trading exchange or market for the corporation’s common stock.

“TRADING DAY” shall mean a day on which the Principal Market shall be open for business.

The Common and/or Preferred Stock of the Company may be issued from time to time without prior approval by the stockholders.  The Common and/or Preferred Stock may be issued for such consideration as may be fixed from time to time by the Board of Directors- The Board of Directors may issue such share of Common and/or Preferred Stock in one or more series, with such voting powers, designations, preferences and rights or qualifications, limitations or restrictions thereof as shall be stated in the resolution or resolutions.”

On March 14, 2012 the Company issued 3,000,000 shares of its common stock to the order of Capital Path Securities LLC for acting as the Company’s exclusive advisor and placement agent in connection with the Equity Purchase Agreement and Registration Rights Agreement

On March 21, 2012 the Company issued 1,886,195 shares of common stock in satisfaction of $25,200 of Convertible Notes Payable.

NOTE 15.  SUBSEQUENT EVENTS

On October 25, 2011, the Company issued a convertible promissory note in the amount of $32,500. The note bears an interest rate of eight percent (8%), matures on July 27, 2012 and may be converted after 180 days from execution of this note for shares of the Company’s common stock. The note may be converted at a fifty two percent (52%) discount to the average of the lowest 3 closing bid prices of the common stock during the 10 trading days prior to the conversion date.

Events subsequent to August 31, 2011 have been evaluated through October 31, 2011, the date these statements were available to be issued, to determine whether they should be disclosed to keep the financial statements from being misleading.